Summary of Significant Accounting Policies - Summary of Property and Equipment, Net (Detail)	12 Months Ended
Dec. 31, 2022
Pilot Production Equipment [Member] | Maximum [Member]
Disclosure In Tabular Form Of Useful Lives Of Property Plant And Equipment [Line Items]
Property, Plant and Equipment, Useful Life	7 years
Pilot Production Equipment [Member] | Minimum [Member]
Disclosure In Tabular Form Of Useful Lives Of Property Plant And Equipment [Line Items]
Property, Plant and Equipment, Useful Life	4 years
Laboratory Equipment [Member]
Disclosure In Tabular Form Of Useful Lives Of Property Plant And Equipment [Line Items]
Property, Plant and Equipment, Useful Life	4 years
Furniture and Fixtures [Member] | Maximum [Member]
Disclosure In Tabular Form Of Useful Lives Of Property Plant And Equipment [Line Items]
Property, Plant and Equipment, Useful Life	5 years
Furniture and Fixtures [Member] | Minimum [Member]
Disclosure In Tabular Form Of Useful Lives Of Property Plant And Equipment [Line Items]
Property, Plant and Equipment, Useful Life	3 years
Leaseholds and Leasehold Improvements [Member]
Disclosure In Tabular Form Of Useful Lives Of Property Plant And Equipment [Line Items]
Property, Plant and Equipment, Estimated Useful Lives	Lesser of their useful lives or the term of the lease